Financing receivables, net (Tables)	12 Months Ended
Dec. 31, 2020
Financing Receivable, Net [Abstract]
Schedule of financing receivables, net
The financing receivables, net, consists of the following:

	December 31,
	2019	2020
	RMB	RMB
Short-term:
Short-term financing receivables	450,588	71,271
Allowance for credit losses	(20,201)	(488)

Short-term financing receivables, net	430,387	70,783

Long-term:
Long-term financing receivables	19,443	2,930
Allowance for credit losses	(343)	(95)

Long-term financing receivables, net	19,100	2,835

Schedule of balances of financing receivables by due date
The following table summarizes the balances of financing receivables by due date.

	December 31,
	2019	2020
	RMB	RMB
Due in months:
0 - 12	450,588	71,271
13 - 24	19,443	2,930

Total financing receivables	470,031	74,201

Schedule of movement of the allowance for credit losses
The movement of the allowance for credit losses for the years ended December 31, 2018, 2019 and 2020 were as following:

	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the year	70,460	23,183	20,544
Addition due to acquisition of Ganzhou Micro Finance	—	17,470	—
Additions	70,411	33,942	45,090
Charge-offs	(117,688)	(54,051)	(65,051)

Balance at end of the year	23,183	20,544	583

Schedule of aging analysis of past due financing receivables
Aging analysis of past due financing receivables are as below:

Financing receivables	1 - 30 Days Past Due	31 - 60 Days Past Due	61 - 90 Days Past Due	91 Days or Greater Past Due	Total Past Due	Current	Total
December 31, 2019	8,239	7,546	6,660	—	22,445	447,586	470,031
December 31, 2020	164	154	106	—	424	73,777	74,201